Other Financial Statement information - Summary of Accrued Expenses and Other Liabilities (Detail) - USD ($) $ in Thousands	Mar. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Payables and Accruals [Abstract]
Accrued professional and service fees	$ 7,680	$ 2,555	$ 54
Accrued employee-related expenses	1,247	2,665	1,933
Other accrued expenses	52	111	11
Total accrued expenses and other current liabilities	$ 8,979	$ 5,331	$ 1,998